Income Tax (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Abstract]
At the beginning of the year	$ 4,008,863	$ 2,049,352
Current year addition	823,970	2,159,518
Expired	(61,411)
Exchange difference	272,522	(200,007)
At the end of the year	$ 5,043,944	$ 4,008,863